Expected Credit Losses on Financial Assets and Reconciliation of carrying amount (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets at beginning of period	R$ 177,681,987
Financial assets at end of period	229,197,214	R$ 177,681,987
Stage 1
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets at beginning of period	77,959,473	56,939,843
Acquisition / (Settlements)	22,763,620	21,715,936
Business Combination	1,284,947
Increase (Decrease) Through Transfers From Stage 1 To Stage 2 Financial Assets	(2,295,553)	(1,186,760)
Stage 1 to Stage 3	(198,592)	(12,373)
Stage 2 to Stage 1	711,412	502,822
Stage 3 To Stage 1	44	5
Decrease through write-off, financial assets	(6,975)
Financial assets at end of period	100,218,376	77,959,473
Stage 2
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets at beginning of period	1,328,709	746,402
Acquisition / (Settlements)	(86,385)	(94,996)
Business Combination	3,042
Increase (Decrease) Through Transfers From Stage 1 To Stage 2 Financial Assets	2,295,553	1,186,760
Stage 2 to Stage 1	(711,412)	(502,823)
Stage 2 to Stage 3	(33,246)	(6,642)
Stage 3 to Stage 2	142	8
Decrease through write-off, financial assets	(10,202)
Financial assets at end of period	2,786,201	1,328,709
Stage 3
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets at beginning of period	19,319	3,499
Acquisition / (Settlements)	(11,034)	(3,182)
Business Combination	18,083
Increase (Decrease) Through Transfers From Stage 1 To Stage 2 Financial Assets		12,373
Stage 1 to Stage 3	198,592
Stage 2 to Stage 1		(5)
Stage 2 to Stage 3	33,246	(8)
Stage 3 To Stage 1	(44)
Stage 3 to Stage 2	(142)	6,642
Decrease through write-off, financial assets	(20,890)
Financial assets at end of period	237,130	19,319
Consolidated Stages
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets at beginning of period	79,307,501	57,689,744
Acquisition / (Settlements)	22,666,202	21,617,757
Business Combination	1,306,072
Decrease through write-off, financial assets	38,068
Financial assets at end of period	103,241,707	79,307,501
Total on-balance exposures | Stage 1
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets at beginning of period	73,200,175	55,631,857
Acquisition / (Settlements)	19,093,545	18,076,043
Increase (Decrease) Through Transfers From Stage 1 To Stage 2 Financial Assets	(1,800,466)	(945,055)
Stage 1 to Stage 3	(193,066)	(12,373)
Stage 2 to Stage 1	518,241	449,698
Stage 3 To Stage 1	27	5
Decrease through write-off, financial assets	6,975
Financial assets at end of period	91,894,479	73,200,175
Total on-balance exposures | Stage 2
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets at beginning of period	1,073,170	686,994
Acquisition / (Settlements)	(111,875)	(102,544)
Increase (Decrease) Through Transfers From Stage 1 To Stage 2 Financial Assets	1,800,466	945,055
Stage 2 to Stage 1	(518,241)	(449,698)
Stage 2 to Stage 3	(33,238)	(6,642)
Stage 3 to Stage 2	117	5
Decrease through write-off, financial assets	10,202
Financial assets at end of period	2,202,931	1,073,170
Total on-balance exposures | Stage 3
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets at beginning of period	19,319	3,494
Acquisition / (Settlements)	(11,003)	(3,180)
Increase (Decrease) Through Transfers From Stage 1 To Stage 2 Financial Assets		12,373
Stage 1 to Stage 3	193,066
Stage 2 to Stage 1		(5)
Stage 2 to Stage 3	33,238	(5)
Stage 3 To Stage 1	(27)
Stage 3 to Stage 2	(117)	6,642
Decrease through write-off, financial assets	20,890
Financial assets at end of period	231,590	19,319
Total on-balance exposures | Consolidated Stages
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets at beginning of period	74,292,664	56,322,345
Acquisition / (Settlements)	18,970,668	17,970,319
Business Combination	1,103,736
Decrease through write-off, financial assets	38,068
Financial assets at end of period	94,329,000	74,292,664
Total on-balance exposures | Loans and credit card operations | Stage 1
Disclosure of financial assets that are either past due or impaired [line items]
Business Combination	1,082,998
Total on-balance exposures | Loans and credit card operations | Stage 2
Disclosure of financial assets that are either past due or impaired [line items]
Business Combination	2,734
Total on-balance exposures | Loans and credit card operations | Stage 3
Disclosure of financial assets that are either past due or impaired [line items]
Business Combination	18,004
Financial assets at fair value through other comprehensive income | Securities | Stage 1
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets at beginning of period	35,150,599	32,339,904
Acquisition / (Settlements)	8,543,238	2,810,695
Increase (Decrease) Through Transfers From Stage 1 To Stage 2 Financial Assets	0	0
Stage 1 to Stage 3	0	0
Stage 2 to Stage 1	0	0
Stage 3 To Stage 1	0	0
Financial assets at end of period	43,693,837	35,150,599
Financial assets at fair value through other comprehensive income | Securities | Consolidated Stages
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets at beginning of period	35,150,599	32,339,904
Acquisition / (Settlements)	8,543,238	2,810,695
Business Combination	0
Decrease through write-off, financial assets	0
Financial assets at end of period	43,693,837	35,150,599
Financial assets amortized cost | Securities | Stage 1
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets at beginning of period	9,275,027	2,241,304
Acquisition / (Settlements)	(2,413,534)	7,033,723
Increase (Decrease) Through Transfers From Stage 1 To Stage 2 Financial Assets	0	0
Stage 1 to Stage 3	0	0
Stage 2 to Stage 1	0	0
Stage 3 To Stage 1	0	0
Financial assets at end of period	6,861,493	9,275,027
Financial assets amortized cost | Securities | Consolidated Stages
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets at beginning of period	9,275,027	2,241,304
Acquisition / (Settlements)	(2,413,534)	7,033,723
Business Combination	0
Decrease through write-off, financial assets	0
Financial assets at end of period	6,861,493	9,275,027
Financial assets amortized cost | Securities purchased under agreements to resell | Stage 1
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets at beginning of period	7,606,501	8,897,100
Acquisition / (Settlements)	7,285,280	(1,290,599)
Increase (Decrease) Through Transfers From Stage 1 To Stage 2 Financial Assets	0	0
Stage 1 to Stage 3	0	0
Stage 2 to Stage 1	0	0
Stage 3 To Stage 1	0	0
Financial assets at end of period	14,891,781	7,606,501
Financial assets amortized cost | Securities purchased under agreements to resell | Consolidated Stages
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets at beginning of period	7,606,501	8,897,100
Acquisition / (Settlements)	7,285,280	(1,290,599)
Business Combination	0
Decrease through write-off, financial assets	0
Financial assets at end of period	14,891,781	7,606,501
Financial assets amortized cost | Loans and credit card operations | Stage 1
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets at beginning of period	21,168,048	12,153,549
Acquisition / (Settlements)	5,678,561	9,522,224
Business Combination	1,082,998
Increase (Decrease) Through Transfers From Stage 1 To Stage 2 Financial Assets	(1,800,466)	(945,055)
Stage 1 to Stage 3	(193,066)	(12,373)
Stage 2 to Stage 1	518,241	449,698
Stage 3 To Stage 1	27	5
Decrease through write-off, financial assets	6,975
Financial assets at end of period	26,447,368	21,168,048
Financial assets amortized cost | Loans and credit card operations | Stage 2
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets at beginning of period	1,073,170	686,994
Acquisition / (Settlements)	(111,875)	(102,544)
Business Combination	2,734
Increase (Decrease) Through Transfers From Stage 1 To Stage 2 Financial Assets	1,800,466	945,055
Stage 2 to Stage 1	(518,241)	(449,698)
Stage 2 to Stage 3	(33,238)	(6,642)
Stage 3 to Stage 2	117	5
Decrease through write-off, financial assets	10,202
Financial assets at end of period	2,202,931	1,073,170
Financial assets amortized cost | Loans and credit card operations | Stage 3
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets at beginning of period	19,319	3,494
Acquisition / (Settlements)	(11,003)	(3,180)
Business Combination	18,004
Increase (Decrease) Through Transfers From Stage 1 To Stage 2 Financial Assets		12,373
Stage 1 to Stage 3	193,066
Stage 2 to Stage 1		(5)
Stage 2 to Stage 3	33,238	(5)
Stage 3 To Stage 1	(27)
Stage 3 to Stage 2	(117)	6,642
Decrease through write-off, financial assets	20,890
Financial assets at end of period	231,590	19,319
Financial assets amortized cost | Loans and credit card operations | Consolidated Stages
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets at beginning of period	22,260,537	12,844,037
Acquisition / (Settlements)	5,555,684	9,416,500
Business Combination	1,103,736
Decrease through write-off, financial assets	38,068
Financial assets at end of period	28,881,889	22,260,537
Off-balance exposures (credit card limits) | Stage 1
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets at beginning of period	4,759,298	1,307,986
Acquisition / (Settlements)	3,670,075	3,639,893
Business Combination	201,949
Increase (Decrease) Through Transfers From Stage 1 To Stage 2 Financial Assets	(495,087)	(241,705)
Stage 1 to Stage 3	(5,526)	0
Stage 2 to Stage 1	193,171	53,124
Stage 2 to Stage 3		0
Stage 3 To Stage 1	17
Decrease through write-off, financial assets	0
Financial assets at end of period	8,323,897	4,759,298
Off-balance exposures (credit card limits) | Stage 2
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets at beginning of period	255,539	59,408
Acquisition / (Settlements)	25,490	7,548
Business Combination	308
Increase (Decrease) Through Transfers From Stage 1 To Stage 2 Financial Assets	495,087	241,705
Stage 2 to Stage 1	(193,171)	(53,125)
Stage 2 to Stage 3	(8)	0
Stage 3 to Stage 2	25	3
Decrease through write-off, financial assets	0
Financial assets at end of period	583,270	255,539
Off-balance exposures (credit card limits) | Stage 3
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets at beginning of period	0	5
Acquisition / (Settlements)	(31)	(2)
Business Combination	79
Increase (Decrease) Through Transfers From Stage 1 To Stage 2 Financial Assets		0
Stage 1 to Stage 3	5,526
Stage 2 to Stage 1		0
Stage 2 to Stage 3	8	(3)
Stage 3 To Stage 1	(17)
Stage 3 to Stage 2	(25)	0
Decrease through write-off, financial assets	0
Financial assets at end of period	5,540	0
Off-balance exposures (credit card limits) | Consolidated Stages
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets at beginning of period	5,014,837	1,367,399
Acquisition / (Settlements)	3,695,534	3,647,438
Business Combination	202,336
Decrease through write-off, financial assets	0
Financial assets at end of period	R$ 8,912,707	R$ 5,014,837